Other Income (Tables)	12 Months Ended
Dec. 31, 2020
Other Income
Schedule of other income

	December 31, 2020	December 31, 2019	December 31, 2018
Paycheck Protraction Program Loan[1]	$133,750	$—	$—
Industrial Research Assistance Program Funding	176,088	—	—
Canada Emergency Wage Subsidy	77,994	—	—
Miscellaneous income	7,540	67,410	—
	$395,372	$67,410	$—